Warrants Liabilities (Tables)	3 Months Ended
Sep. 30, 2023
Warrants Liabilities [Abstract]
Schedule of Fair Value of Valuation of Warrants	Considering that the fair value as of September 30, 2023 and June 30, 2023, is $0.0351 and $0.0799 per Ordinary Share respectively, the valuation of warrants is the following:
	As of September 30, 2023	As of June 30, 2023
At the beginning of the period	$887,689	$-
Issued by the SPAC	-	1,666,500
Fair value remeasurement (Gain)	(497,728)	(778,811)
At the end of the period	$389,961	$887,689